Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 510,077,060.00
Total Fee Amount	70,441.64
Total Offset Amount	0.00
Net Fee	$ 70,441.64
Offering Table N/A
Offset Table N/A	N/A